Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Obligations [Abstract]
Schedule of long-term debt instruments

	2011	2010
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 2.563%.	$66	$504
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 3.50%. The interest rate as of December 31, 2011 3.813%.	433	—
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 3.447% and 3.053%, respectively.	110	506
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	382	—
9.0% Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	171	198
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2011 and 2010.	379	379
Second-Lien Senior Secured Notes. Matures June 15, 2014. Interest is payable semi-annually in cash at 12.5%.	179	172
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 and 2010 was 6.51% and 5.76%, respectively. Interest is payable quarterly.	30	51
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2012. Interest on borrowings is based on 105% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 was 6.88%. Interest is payable quarterly.	16	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2011 and 2010 was 15.00% and 13.25%, respectively. Interest is payable monthly.	4	6

Total long-term debt	2,931	2,977
Less current installments	36	25

Long-term debt, excluding current installments	$2,895	$2,952

Aggregate principal maturities

Year ending December 31:
2012	$36
2013	192
2014	216
2015	796
2016	382